INCOME TAXES (Reconciliation of Accrued Tax Components) (Details) (USD $) In Thousands, unless otherwise specified	12 Months Ended
	Dec. 31, 2012	Dec. 31, 2011
INCOME TAXES [Abstract]
Accrued unrecognized income tax benefits, beginning	$ 2,452	$ 5,886
Additions related to prior period tax positions
Reductions related to prior period tax positions	(40)	(3,434)
Accrued unrecognized income tax benefits, ending	2,412	2,452
Accrued interest, beginning	877	1,598
Additions (reductions) charged to expense	124	(721)
Accrued interest, ending	1,001	877
Accrued tax penalties, beginning		1,037
Additions (reductions) charged to expense	45	(1,037)
Accrued tax penalties, ending	$ 45